Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-current Assets
Rental and industry customer deposits	¥ 105,547	$ 14,524	¥ 106,599
Prepayments	31,247	4,299	33,370
Long-term investments	1,415	195	1,415
Total other non-current assets	138,209	$ 19,018	141,384
Financing receivable, evaluated recorded allowance	¥ 0		¥ 0